Share-Based Compensation	12 Months Ended
Dec. 31, 2017
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Share-Based Compensation

Note 24: Share-Based Compensation

The Company operates a number of equity-settled compensation plans under which it receives services from employees as consideration for equity instruments of the Company or cash payments. Each plan is described below:

Stock Incentive Plan

Under its stock incentive plan, the Company may grant stock options, TRSUs, performance restricted share units (“PRSUs”) and other awards to certain employees. As of December 31, 2017, there were 19,787,909 awards available for grant (2016 – 2,788,790). In March 2017, the stock incentive plan was amended to increase the maximum number of common shares issuable to 72 million common shares from 50 million common shares.

The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled
Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to seven years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three year performance period	Closing common share price	Fair value on business day prior to grant date

Additional information on each type of award is as follows:

Stock Options

The maximum term of an option is 10 years from the grant date. Under the plan, options may be granted by reference to the Company’s common share price on the NYSE or TSX.

The weighted-average fair value of options granted for the years ended December 31, 2017 and 2016 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	2017	2016
Weighted-average fair value ($)	3.73	3.44
Weighted-average of key assumptions:
Share price ($)	42.30	36.63
Exercise price ($)	42.30	36.63
Risk-free interest rate	2.1%	1.5%
Dividend yield	3.7%	3.9%
Volatility factor	15%	18%
Expected life (in years)	5	5

The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility. Historical data has been considered in setting the assumptions.

Time-Based Restricted Share Units (TRSUs)

TRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of TRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional TRSUs. The weighted-average fair value of TRSUs granted was $43.20 and $41.40 for the years ended December 31, 2017 and 2016, respectively.

Performance Restricted Share Units (PRSUs)

PRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of PRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional PRSUs. The percentage of PRSUs initially granted that vests depends upon the Company’s performance, typically over a three-year period, against pre-established performance goals. Between 0% and 200% of the initial amounts may vest for grants made from 2015 through 2017.

The weighted-average fair value of PRSUs granted was $42.36 and $36.86 for the years ended December 31, 2017 and 2016, respectively.

Employee Stock Purchase Plan (ESPP)

The Company maintains an ESPP whereby eligible employees can purchase common shares at a 15% discount to the closing share price on the NYSE on the last business day of each quarter. Each quarter, employees may elect to authorize payroll deductions from their eligible compensation, up to a maximum of $21,250 per year (or a comparable amount in foreign currency for the global ESPP). The discount is expensed as incurred. A maximum of 21 million common shares can be purchased through the ESPP. The maximum number of shares currently issuable for the U.S. ESPP is 15 million and for the global ESPP is 6 million.

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock Options	TRSUs	PRSUs	SARs	Total	Weighted- Average Exercise Price($)(1)
Awards outstanding (in thousands):
Outstanding at December 31, 2015	8,913	3,952	3,300	25	16,190	35.14
Granted	2,761	656	1,852	-	5,269	36.63
Exercised	(3,108)	(791)	(968)	(15)	(4,882)	33.59
Forfeited	(206)	(125)	(391)	-	(722)	37.16
Expired	(151)	-	-	-	(151)	42.79
Outstanding at December 31, 2016	8,209	3,692	3,793	10	15,704	36.04
Exercisable at December 31, 2016	3,033	-	-	10	3,043	34.58

Granted	2,460	1,252	1,697	-	5,409	42.30
Exercised	(1,488)	(1,744)	(1,993)	(10)	(5,235)	34.04
Forfeited	-	(166)	(216)	-	(382)	-
Outstanding at December 31, 2017	9,181	3,034	3,281	-	15,496	38.04
Exercisable at December 31, 2017	3,344	-	-	-	3,344	35.69

(1) Represents the weighted-average exercise price for stock options and SARs. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

In 2017, the weighted-average share price at the time of exercise for the awards described above was $43.97 per share (2016 - $40.34).

Share-based compensation expense for years ended December 31, 2017 and 2016 was as follows:

	Stock Options	TRSUs	PRSUs	Others(2)	Total
December 31, 2017	8	30	43	6	87
December 31, 2016(1)	21	37	75	9	142

(1) Includes expense of $36 million relating to the revaluation of withholding taxes on share-based compensation awards, which is included within fair value adjustments in the presentation of “Operating expenses” in note 5.

(2) Principally comprised of expense related to ESPP in 2017 and ESPP and DSUs in 2016.

Relative to the share-based awards outstanding at December 31, 2017, the Company expects to pay approximately $124 million at December 31, 2017 (2016 - $154 million) to tax authorities for employee withholding tax liabilities when these awards are exercised in the future.

The following table summarizes additional information relating to stock options outstanding at December 31, 2017:

Range of exercise prices(1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted- Average Exercise Price for Awards Exercisable
0.00 - 30.00	215	3.51	$27.17	215	$27.17
30.01 - 35.00	1,497	5.86	$33.11	1,126	$32.77
35.01 - 40.00	5,009	7.14	$37.89	2,003	$38.24
40.01 - 45.00	2,460	9.17	$42.30	-	-
Total	9,181			3,344

(1) TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.